UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/05

FORM N-Q

Item 1. Schedule of Investments.

General New York Municipal Bond Fund, Inc.
Statement of Investments
July 31, 2005 (Unaudited)

Long-Term Municipal Investments--98.6%

New York--91.0%	Principal
	Amount($)	Value($)

Buffalo Fiscal Stability Authority,
Sales Tax and State Aid Secured
5%,9/1/2016	3,000,000	3,287,400

Erie County Industrial Development Agency,
School Facility Revenue
(City School District of the City of Bufffalo Project):
5.75%,5/1/2024	2,000,000	2,284,840
5.75%,5/1/2025	2,000,000	2,284,840

Huntington Housing Authority, Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences) 6%,5/1/2029	1,370,000	1,379,576

Islip Resource Recovery Agency, RRR
5%,7/1/2013(Insured; FSA)	2,000,000	2,124,120

Jefferson County Industrial Development Agency, SWDR
(International Paerp Co.)5.20%,12/1/2020	2,000,000	2,044,660

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000	3,311,340

Metropolitan Transportation Authority:
Dedicated Tax Fund
5.25%, 11/15/2025 (Insured; FSA)	2,000,000	2,163,260
Revenue:
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000	4,476,720
5%, 11/15/2021 (Insured; AMBAC)	2,500,000	2,699,250
Transit Facilities:
5.125%,7/1/2014
(Insured; FSA)(Prerefunded 1/1/2012)	1,220,000 a	1,338,621
5.125%,7/1/2014
(Insured; FSA)(Prerefunded 7/1/2012)	2,780,000 a	3,065,395
Service Contract
5.125%,1/1/2029	1,090,000	1,155,084

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project)5.25%,6/1/2027	4,000,000	4,170,560

New York City:
5.875%, 8/15/2013(Prerefunded 8/15/2006)	1,640,000 a	1,717,425
5.875%,8/15/2013	1,660,000	1,733,704
5.375%,12/1/2020	1,000,000	1,083,540
5%,8/1/2021	3,000,000	3,158,850
5.50%,8/1/2021	2,500,000	2,734,125
5%,8/1/2022	2,000,000	2,112,040
5.50%,6/1/2023	1,600,000	1,742,624
5.25%,8/15/2024	4,000,000	4,277,240
5%,4/1/2030	3,500,000	3,659,565
5%,4/1/2035	5,000,000	5,215,950

New York City Housing Development Corp., Revenue:
Capital Fund Program (New York City Housing Authority
Program)5%,7/1/2025(Insured; FGIC)	1,200,000	1,277,712
Multi Family Housing5.25%,11/1/2030	3,500,000	3,672,480

New York City Industrial Development Agency:
Civic Facility Revenue
(College of Aeronautics Project)5.50%, 5/1/2029	1,600,000	1,617,504
Revenue (Liberty-7 World Trade Center Project)
6.25%,3/1/2016	1,000,000	1,065,160

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5.375%,6/15/2015	6,000,000	6,610,860
5.75%,6/15/2031(Insured; FGIC)
(Prerefunded 6/15/2009)	2,000,000 a	2,212,160
5.25%,6/15/2034	2,490,000	2,639,325
5%,6/15/2037	2,500,000	2,627,175

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
5.50%,11/1/2011	2,200,000	2,426,182
6%,11/15/2013(Prerefunded 5/15/2010)	760,000 a	861,498
6%,11/15/2013(Prerefunded 5/15/2010)	2,240,000 a	2,539,152
5.25%,2/1/2029	4,000,000	4,318,400

New York State Dormitory Authority, Revenue:
(Catholic Health Services of Long Island-
Saint Francis Hospital)5%, 7/1/2021	3,000,000	3,095,760
(Columbia University):
5.125%,7/1/2021	3,630,000	3,951,364
5%,7/1/2024	2,000,000	2,118,340
Consolidated City University Systems:
5.35%,7/1/2009(Insured;FGIC)	3,000,000	3,212,310
5.75%,7/1/2013(Insured; AMBAC)	1,100,000	1,247,532
5.625%,7/1/2016	2,500,000	2,849,425
5.75%,7/1/2016(Insured; FGIC)	2,000,000	2,211,800
5.75%,7/1/2018	2,500,000	2,897,425
5.75%,7/1/2018(Insured;FSA)	1,290,000	1,507,055
Court Facilities, Lease 5.25%,5/15/2012	3,220,000	3,499,110
Department of Health
5%,7/1/2015	3,885,000	4,181,542
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,075,000 a	2,173,583
5%,7/1/2025	3,000,000	3,179,250
Hospital Mortgage
(Lutheran Medical Center)
5%,8/1/2016(Insured; MBIA)	1,000,000	1,067,290
(Manhattan College)5.50%,7/1/2016	2,000,000	2,176,420
(Miriam Osborne Memorial Home)
6.875%,7/1/2019(Insured; ACA)	1,475,000	1,673,137
(Mount Sinai NYU Health Obligated Group):
5.50%,Series A,7/1/2026	2,000,000	2,036,300
5.50%, Series C, 7/1/2026	500,000 b	509,075
(New York Methodist Hospital)5.25%,7/1/2033	2,000,000	2,118,200
(Rochester University)5%,7/1/2034	4,000,000	4,164,880
Secured Hospital:
(New York Downtown Hospital)
5.30%,2/15/2020(Insured;MBIA)	2,500,000	2,654,275
(North General Hospital)5.75%, 2/15/2016	4,035,000	4,500,599
State Personal Income Tax, Education
5.375%,3/15/2022(Prerefunded 3/15/2013)	1,000,000 a	1,123,890
State University Educational Facilities:
5.875%,5/15/2017 .	2,060,000	2,401,424
Lease 5.50%,7/1/2026(Insured; FGIC)
(Prerefunded 7/1/2011)	1,475,000 a	1,646,970
(Mental Health Facilities Improvement):
5%,2/15/2028	845,000	877,414
5%,2/15/2028(Prerefunded 2/15/2014)	155,000 a	169,941
(Winthrop-South Nassau University Hospital
Obligated Group)5.50%,7/1/2023	1,825,000	1,932,328

New York State Energy Research and Development Authority,
Gas Facilities Revenue(Brooklyn Union Gas Co.Project)
6.368%,4/1/2020	5,000,000	5,487,400

New York State Housing Finance Agency,Revenue:
(Loose Strife Fields Apartments and Fairway Manor)
6.75%,11/15/2036(Insured; FHA)	25,000	26,086
Service Contract Obligation:
6%,9/15/2016(Prerefunded 9/15/2008)	1,770,000 a	1,916,857
6%,9/15/2016(Prerefunded 9/15/2006)	6,535,000 a	6,895,601
5.50%,9/15/2018	2,000,000	2,113,360

New York State Local Government Assistance Corp.,
5%,4/1/2021(Insured;FGIC)	3,040,000	3,352,026

New York State Medical Care Facilities Finance Agency,
Hospital and Nursing Home Insured Mortgage Revenue
6.125%,2/15/2015(Insured;MBIA)	230,000	235,223

New York State Power Authority:
5%,11/15/2015(Insured; MBIA)	6,000,000	6,495,960
5%,11/15/2020	2,500,000	2,680,375

New York State Thruway Authority:
General Revenue
5%,1/1/2024(Insured; AMBAC)	3,000,000	3,203,130
Highway and Bridge Trust Fund
5.50%,4/1/2016(Insured; FGIC)	1,225,000	1,358,390
Service Contract Revenue, Local Highway and Bridge:
6%,4/1/2012	1,230,000	1,312,988
6%,4/1/2012(Prerefunded 4/1/2007)	1,965,000 a	2,104,613
5.75%,4/1/2019(Prerefunded 4/1/2009)	2,000,000 a	2,206,620
5.25%,4/1/2020(Prerefunded 4/1/2011)	3,295,000 a	3,625,653

New York State Urban Development Corp.,
Correctional Facilities Revenue:
5.50%,1/1/2014	3,000,000	3,299,850
5.50%,1/1/2014(Insured; FSA)	3,000,000	3,391,080
Correctional and Youth Facilities, Service
Contract Revenue:
5.25%,1/1/2010	2,000,000	2,149,400
5%,1/1/2019	2,000,000	2,098,880
State Personal Income Tax, Facilities and
Equipment 5.50%,3/15/2020 (Insured; FGIC)
(Prerefunded 3/15/2013)	3,000,000 a	3,396,570

Newburgh Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.):
5.65%,8/1/2020(Guaranteed; SONYMA)	25,000	26,332
5.75%,2/1/2032(Guaranteed; SONYMA)	1,535,000	1,647,899

Niagara County Industrial Development Agency, SWDR:
5.625%,11/15/2014	2,000,000	2,179,580
5.55%,11/15/2024	1,500,000	1,614,675

North Country Development Authority, Solid Waste
Management System Revenue
6%,5/15/2015(Insured; FSA)	2,260,000	2,599,633

Onondaga County Industrial Development Agency,
Sewer Facilities Revenue
(Bristol-Meyers Squibb Co. Project)5.75%,3/1/2024	4,000,000	4,546,120

Orange County Industrial Development Agency,
LifeCare Community Revenue
(Glenn Arden Inc.Project )5.625%,1/1/2018	1,000,000	934,220

Port Authority of New York and New Jersey
Special Obligation Revenue
(Special Project-JFK International Air Terminal)
6.25%,12/1/2013(Insured; MBIA)	5,000,000	5,703,150

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.) 7.55%,6/1/2007	4,000,000	4,290,640

Sales Tax Asset Receivable Corp.
5%,10/15/2029(Insured; AMBAC)	4,000,000	4,259,400

Tobacco Settlement Financing Corp. of New York, Revenue:
5.50%,6/1/2018	1,000,000	1,113,260
5.50%,6/1/2021	3,000,000	3,299,010

Triborough Bridge and Tunnel Authority:
5%,11/15/2032(Insured; MBIA)	3,000,000	3,132,960
General Purpose Revenue
5.50%,1/1/2030 (Prerefunded 1/1/2022)	2,000,000 a	2,340,840

Ulster County Industrial Development Agency, Civic
Facility (Benedictine Hospital Project)
6.45%,6/1/2024	1,950,000	1,809,678

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
5%,6/1/2026	2,000,000	2,033,300

U.S.Related--7.6%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue6%,7/1/2026(Prerefunded 7/1/2010)	2,695,000 a	3,036,699

Commonwealth of Puerto Rico, Public Improvement
5.50%,7/1/2015(Insured;FSA)	7,625,000	8,793,608

Puerto Rico Electric Power Authority, Power Revenue
5.625%,7/1/2019(Insured; FSA)
(Prerefunded 7/1/2010)	3,000,000 a	3,363,930

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%,7/1/2019(Insured; MBIA)	2,420,000	2,697,937

Puerto Rico Infrastrusture Financing Authority;
Special Tax Revenue
Zero Coupon,7/1/2030(Insured;FGIC)	5,000,000	1,597,150

Puerto Rico Public Buildings Authority,
Government Facilities Revenue
5%,7/1/2012(Insured;AMBAC)	2,000,000	2,172,080

Total Long-Term Municipal Investments
(cost $267,347,786)		280,807,139

Short-Term Municipal Investments--.8%

New York;

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue, VRDN
2.26%(Insured; FGIC)	1,000,000 c	1,000,000

New York City Transitional Finance Authority,
Revenue, VRDN (New York City Recovery)2.31%	1,000,000 c	1,000,000

Total Short-Term MunicipalInvestments		2,000,000
(cost $2,000,000)

Total Investments (cost $269,347,786)	99.4%	282,807,139

Cash and Receivables (Net)	0.6%	1,781,224

Net Assets	100.0%	284,588,363

Notes to Statements of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commissionon Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)